ACQUISITIONS - Allocation of purchase price (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 02, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 30, 2021 CNY (¥)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Goodwill		¥ 5,195	¥ 5,132	¥ 4,988	$ 753
Estimated useful life of intangible assets	25 years
Manachised and franchised hotels | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of intangible assets		10 years
Manachised and franchised hotels | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of intangible assets		20 years
Non-compete agreement | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of intangible assets		2 years
Non-compete agreement | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of intangible assets		10 years
Deutsche Hospitality
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Current assets	¥ 785
Property and equipment, net	586
Operating lease right-of-use assets	8,616
Other non-current assets	280
Intangible assets, finite life	270
Goodwill	2,694
Operating lease liabilities, current	(296)
Others	(784)
Operating lease liabilities, non-current	(8,553)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Financing lease right-of-use assets	1,794
Deferred tax assets	170
Finance lease liabilities, current	(21)
Finance lease liabilities, non-current	(2,166)
Total	5,624
Deutsche Hospitality | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of property, plant and equipment				2 years
Deutsche Hospitality | Non-compete agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Intangible assets, finite life	¥ 10
Estimated useful life of intangible assets	2 years
Deutsche Hospitality | Brand names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Intangible assets, Indefinite life	¥ 3,873
CitiGo Hotels
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Current assets						¥ 34
Property and equipment, net						296
Operating lease right-of-use assets						1,119
Other non-current assets						33
Goodwill						372
Operating lease liabilities, current						(153)
Others						(23)
Operating lease liabilities, non-current						(987)
Other noncurrent liabilities						(5)
Deferred tax liabilities						(33)
Noncontrolling interest						(21)
Total						783
CitiGo Hotels | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of property, plant and equipment			5 years
CitiGo Hotels | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of property, plant and equipment			12 years
CitiGo Hotels | Franchise agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Intangible assets, finite life						61
CitiGo Hotels | Brand names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Intangible assets, Indefinite life						¥ 90